UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03591

Calvert Variable Series, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number)

December 31
Date of Fiscal Year End

June 30, 2018
Date of Reporting Period

Item 1. Report to Stockholders.

Calvert VP SRI Balanced Portfolio
Calvert VP SRI Mid Cap Portfolio

Calvert VP SRI Balanced Portfolio
Semiannual Report June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

TABLE OF CONTENTS

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
35	Board of Directors' Contract Approval
38	Officers and Directors
39	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA, Brian S. Ellis, CFA, and Charles B. Gaffney, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	09/02/1986	09/02/1986	1.35%	7.88%	7.91%	6.34%
Class F at NAV	10/18/2013	09/02/1986	1.34	7.34	7.52	6.14

Russell 1000® Index	—	—	2.85%	14.54%	13.36%	10.19%
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	-1.62	-0.40	2.27	3.72
Balanced Composite Benchmark	—	—	1.12	8.43	8.94	7.87

% Total Annual Operating Expense Ratios[3]					Class I	Class F
Gross					0.69%	1.40%
Net					0.69	1.07

Fund Profile

ASSET ALLOCATION (% of total investments)[4]

Equity	60.7%
Fixed-Income	36.6%
Time Deposit	2.7%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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Endnotes and Additional Disclosures

[1]
Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Balanced Composite Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index, rebalanced monthly. Prior to 11/1/15, the fixed income component was the Bloomberg Barclays U.S. Credit Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

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FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/18)	ENDING ACCOUNT VALUE (6/30/18)	EXPENSES PAID DURING PERIOD* (1/1/18 - 6/30/18)	ANNUALIZED EXPENSE RATIO
Actual
Class I	$1,000.00	$1,013.50	$3.49**	0.70%
Class F	$1,000.00	$1,013.40	$4.74**	0.95%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,021.32	$3.51**	0.70%
Class F	$1,000.00	$1,019.54	$4.76**	0.95%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. Expenses shown do not include insurance-related charges.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

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CALVERT VP SRI BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 62.0%
Aerospace & Defense - 0.7%
CAE, Inc.	103,468	2,149,402

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	30,364	2,540,252

Auto Components - 1.3%
Aptiv plc	17,281	1,583,458
Delphi Technologies plc	53,027	2,410,607
		3,994,065

Banks - 3.4%
Bank of America Corp.	164,000	4,623,160
Citigroup, Inc.	27,464	1,837,891
KeyCorp	101,330	1,979,988
PNC Financial Services Group, Inc. (The)	18,000	2,431,800
		10,872,839

Beverages - 1.4%
PepsiCo, Inc.	39,956	4,350,010

Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (1)	6,300	782,145
Biogen, Inc. (1)	3,247	942,409
Celgene Corp. (1)	12,882	1,023,088
Gilead Sciences, Inc.	21,205	1,502,162
Vertex Pharmaceuticals, Inc. (1)	5,186	881,413
		5,131,217

Capital Markets - 0.7%
Charles Schwab Corp. (The)	46,100	2,355,710

Commercial Services & Supplies - 1.4%
Deluxe Corp.	34,415	2,278,617
Republic Services, Inc.	31,300	2,139,668
		4,418,285

Consumer Finance - 0.5%
Ally Financial, Inc.	57,800	1,518,406

Containers & Packaging - 1.1%
Ball Corp. (2)	96,468	3,429,437

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	88,345	4,444,637

Electrical Equipment - 0.9%
AMETEK, Inc.	41,600	3,001,856

Energy Equipment & Services - 3.1%
Core Laboratories NV	19,700	2,486,337
National Oilwell Varco, Inc.	60,571	2,628,782
Oceaneering International, Inc.	92,553	2,356,399
TechnipFMC plc	75,645	2,400,972
		9,872,490

Equity Real Estate Investment Trusts (REITs) - 2.2%
AvalonBay Communities, Inc.	17,300	2,973,697
CubeSmart	65,477	2,109,669
Extra Space Storage, Inc.	20,200	2,016,162
		7,099,528

Food & Staples Retailing - 0.9%
Performance Food Group Co. (1)	75,285	2,762,959

Food Products - 2.1%
Conagra Brands, Inc.	59,100	2,111,643
Mondelez International, Inc., Class A	108,112	4,432,592
		6,544,235

Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (1)	79,400	2,596,380
Danaher Corp.	26,300	2,595,284
		5,191,664

Health Care Providers & Services - 1.6%
Anthem, Inc.	5,000	1,190,150
Humana, Inc.	13,600	4,047,768
		5,237,918

Household Products - 0.6%
Colgate-Palmolive Co.	29,200	1,892,452

Independent Power and Renewable Electricity Producers - 0.7%
NextEra Energy Partners LP	47,756	2,228,773

Industrial Conglomerates - 0.8%
3M Co.	13,119	2,580,770

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Insurance - 2.9%
American Financial Group, Inc.	23,183	2,488,231
American International Group, Inc.	78,400	4,156,768
First American Financial Corp.	48,601	2,513,644
		9,158,643

Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (1)	4,129	7,018,474
Booking Holdings, Inc. (1)	800	1,621,672
		8,640,146

Internet Software & Services - 2.8%
Alphabet, Inc., Class C (1)	6,490	7,240,568
GoDaddy, Inc., Class A (1)	22,000	1,553,200
		8,793,768

IT Services - 1.7%
Amdocs Ltd.	30,308	2,006,087
Cognizant Technology Solutions Corp., Class A	43,500	3,436,065
		5,442,152

Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.	12,618	2,613,693

Machinery - 0.5%
Parker-Hannifin Corp.	11,000	1,714,350

Media - 1.6%
Walt Disney Co. (The)	49,023	5,138,101

Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	23,841	2,087,041

Multi-Utilities - 1.4%
CMS Energy Corp.	41,985	1,985,051
Sempra Energy	22,308	2,590,182
		4,575,233

Pharmaceuticals - 2.5%
GlaxoSmithKline plc ADR (2)	59,000	2,378,290
Jazz Pharmaceuticals plc (1)	14,477	2,494,387
Pfizer, Inc.	87,813	3,185,856
		8,058,533

Road & Rail - 0.6%
Kansas City Southern	19,300	2,045,028

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Semiconductors & Semiconductor Equipment - 2.4%
Broadcom, Inc.	9,571	2,322,307
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	65,800	2,405,648
Texas Instruments, Inc.	25,051	2,761,873
		7,489,828

Software - 5.7%
Adobe Systems, Inc. (1)	13,663	3,331,176
Intuit, Inc.	13,652	2,789,172
Microsoft Corp.	58,893	5,807,439
Oracle Corp.	66,800	2,943,208
Salesforce.com, Inc. (1)	24,900	3,396,360
		18,267,355

Specialty Retail - 2.6%
Home Depot, Inc. (The)	20,600	4,019,060
TJX Cos., Inc. (The)	28,600	2,722,148
Tractor Supply Co.	19,400	1,483,906
		8,225,114

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	48,872	9,046,696
HP, Inc.	136,900	3,106,261
		12,152,957

Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (1)	136,000	1,457,920

Total Common Stocks (Cost $173,880,181)		197,476,767

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 18.5%
Communications - 1.3%
AT&T, Inc.:
3.80%, 3/15/22	380,000	380,874
3.80%, 3/1/24	255,000	250,300
4.10%, 2/15/28 (3)	350,000	334,973
Comcast Corp.:
3.15%, 3/1/26	130,000	122,156
3.20%, 7/15/36	480,000	399,848
Crown Castle Towers LLC, 3.663%, 5/15/25 (3)	250,000	245,477
NBCUniversal Media LLC, 4.45%, 1/15/43	200,000	189,336
SBA Communications Corp., 4.00%, 10/1/22 (3)	50,000	48,063
Time Warner, Inc., 4.90%, 6/15/42	300,000	276,828

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	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Verizon Communications, Inc.:
3.443%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (4)	254,000	253,944
3.50%, 11/1/24	490,000	474,403
4.329%, 9/21/28 (3)	592,000	587,914
4.862%, 8/21/46	595,000	570,253
		4,134,369

Consumer, Cyclical - 2.7%
American Airlines Pass-Through Trust:
4.40%, 3/22/25	354,419	351,869
5.25%, 7/15/25	285,815	292,040
5.60%, 1/15/22 (3)	293,973	300,260
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	100,000	104,500
CVS Health Corp.:
2.957%, (3 mo. USD LIBOR + 0.63%), 3/9/20 (4)	44,000	44,180
3.047%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (4)	44,000	44,239
3.125%, 3/9/20	58,000	57,947
3.70%, 3/9/23	315,000	312,125
4.30%, 3/25/28	1,045,000	1,032,418
CVS Pass-Through Trust, 6.036%, 12/10/28	444,473	473,710
Delta Air Lines Pass-Through Trust, 6.20%, 1/2/20	87,527	87,527
Ford Motor Credit Co. LLC:
2.262%, 3/28/19	250,000	248,808
2.979%, 8/3/22	1,390,000	1,338,881
3.116%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (4)	220,000	221,136
3.147%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (4)	200,000	200,776
3.293%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (4)	400,000	402,838
Home Depot, Inc. (The), 4.20%, 4/1/43	400,000	401,910
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	217,447	206,749
Lennar Corp., 4.50%, 11/15/19	415,000	419,150
New Albertsons, Inc., 7.75%, 6/15/26	20,000	17,400
Newell Brands, Inc., 3.85%, 4/1/23	275,000	271,080
Nordstrom, Inc.:
4.00%, 3/15/27	120,000	115,633
5.00%, 1/15/44	265,000	245,020
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (3)	278,654	266,221
Starbucks Corp., 2.45%, 6/15/26	250,000	224,298
Tapestry, Inc., 4.125%, 7/15/27	450,000	429,754
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (3)	76,079	77,440
6.00%, 4/23/22 (3)	152,089	154,751
Whirlpool Corp., 3.70%, 5/1/25	200,000	197,607
Wyndham Worldwide Corp.:
4.15%, 4/1/24	63,000	62,291
4.50%, 4/1/27	71,000	69,580
		8,672,138

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	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Consumer, Non-cyclical - 1.2%
Amgen, Inc., 4.663%, 6/15/51	447,000	443,453
Becton Dickinson and Co.:
2.404%, 6/5/20	231,000	226,951
2.894%, 6/6/22	231,000	223,573
3.211%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (4)	161,000	161,301
3.363%, 6/6/24	360,000	346,128
3.70%, 6/6/27	300,000	284,178
Ecolab, Inc.:
3.25%, 12/1/27	100,000	95,900
3.95%, 12/1/47	77,000	73,867
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (3)	300,000	279,880
Kaiser Foundation Hospitals, 3.15%, 5/1/27	437,000	418,826
Keurig Dr Pepper, Inc.:
3.551%, 5/25/21 (3)	164,000	164,245
4.057%, 5/25/23 (3)	105,000	105,507
4.417%, 5/25/25 (3)	86,000	86,538
Kraft Heinz Foods Co.:
3.375%, 6/15/21	64,000	64,146
5.20%, 7/15/45	300,000	292,674
Life Technologies Corp., 6.00%, 3/1/20	300,000	312,817
Massachusetts Institute of Technology, 3.959%, 7/1/38	200,000	207,642
MEDNAX, Inc., 5.25%, 12/1/23 (3)	75,000	73,688
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (3)	60,000	64,200
		3,925,514

Energy - 0.1%
Oceaneering International, Inc., 4.65%, 11/15/24	225,000	215,136

Financial - 8.8%
Ally Financial, Inc.:
3.25%, 11/5/18	832,000	833,040
3.50%, 1/27/19	415,000	415,000
4.125%, 3/30/20	225,000	225,844
ANZ New Zealand International Ltd., 2.20%, 7/17/20 (3)	271,000	265,670
Banco Santander S.A.:
3.125%, 2/23/23	409,000	388,390
3.42%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (4)	200,000	200,656
Bank Nederlandse Gemeenten NV, 2.125%, 12/14/20 (3)	350,000	344,223
Bank of America Corp.:
2.742%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (4)	100,000	99,421
3.108%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (4)	695,000	693,125
3.419% to 12/20/27, 12/20/28 (5)	440,000	414,666
3.499% to 5/17/21, 5/17/22 (5)	704,000	703,867

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	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
3.542%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (4)	398,000	405,482
3.593% to 7/21/27, 7/21/28 (5)	690,000	659,269
3.824% to 1/20/27, 1/20/28 (5)	1,385,000	1,351,964
Bank of Montreal, 3.803% to 12/15/27, 12/15/32 (5)	375,000	347,835
Capital One Financial Corp.:
2.50%, 5/12/20	493,000	486,209
2.809%, (3 mo. USD LIBOR + 0.45%), 10/30/20 (4)	110,000	109,622
3.079%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (4)	880,000	875,452
3.30%, 10/30/24	209,000	198,706
4.20%, 10/29/25	300,000	291,712
Capital One NA, 2.65%, 8/8/22	295,000	283,251
CBL & Associates LP:
5.25%, 12/1/23 (2)	33,000	28,733
5.95%, 12/15/26 (2)	307,000	258,876
CIT Group, Inc., 3.875%, 2/19/19 (2)	285,500	286,642
Citigroup, Inc.:
2.65%, 10/26/20	440,000	433,388
2.75%, 4/25/22	370,000	358,362
3.142% to 1/24/22, 1/24/23 (5)	388,000	380,338
3.309%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (4)	150,000	150,456
3.391%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (4)	150,000	152,307
3.576%, (3 mo. USD LIBOR + 1.25%), 7/1/26 (4)	375,000	375,299
3.887% to 1/10/27, 1/10/28 (5)	1,735,000	1,682,334
4.075% to 4/23/28, 4/23/29 (5)	540,000	530,432
4.125%, 7/25/28 (2)	50,000	47,908
5.80% to 11/15/19 (5)(6)	135,000	138,123
6.125% to 11/15/20 (5)(6)	65,000	67,925
Citizens Bank NA:
2.25%, 3/2/20	250,000	245,821
2.55%, 5/13/21	200,000	195,191
Citizens Financial Group, Inc., 2.375%, 7/28/21	170,000	164,485
Commonwealth Bank of Australia, 2.50%, 9/18/22 (3)	270,000	258,823
Credit Acceptance Corp.:
6.125%, 2/15/21	232,000	234,030
7.375%, 3/15/23	240,000	249,000
Crown Castle International Corp.:
3.20%, 9/1/24	403,000	380,702
3.65%, 9/1/27	209,000	194,700
DDR Corp., 3.625%, 2/1/25	259,000	246,050
Digital Realty Trust LP:
3.95%, 7/1/22	360,000	363,901
4.75%, 10/1/25	260,000	268,244
Discover Bank, 3.35%, 2/6/23	268,000	261,355
Discover Financial Services:
3.85%, 11/21/22	500,000	498,202
3.95%, 11/6/24	200,000	195,357

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	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
EPR Properties:
4.50%, 6/1/27	415,000	396,930
4.95%, 4/15/28	237,000	232,227
Goldman Sachs Group, Inc. (The):
2.876% to 10/31/21, 10/31/22 (5)	53,000	51,766
2.905% to 7/24/22, 7/24/23 (5)	488,000	470,334
2.908% to 6/5/22, 6/5/23 (5)	1,000,000	965,235
3.359%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (4)	260,000	261,098
3.491%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (4)	475,000	469,693
3.691% to 6/5/27, 6/5/28 (5)	35,000	33,204
International Finance Corp., 1.75%, 3/30/20	320,000	315,228
iStar, Inc., 5.00%, 7/1/19	115,000	114,784
JPMorgan Chase & Co., Series V, 5.00% to 7/1/19 (5)(6)	145,000	145,906
Morgan Stanley:
2.80%, 6/16/20	1,000,000	992,359
2.903%, (3 mo. USD LIBOR + 0.55%), 2/10/21 (4)	250,000	250,548
3.292%, (3 mo. USD LIBOR + 0.93%), 7/22/22 (4)	105,000	105,892
3.591% to 7/22/27, 7/22/28 (5)	1,200,000	1,141,403
3.759%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (4)	260,000	266,108
3.772% to 1/24/28, 1/24/29 (5)	479,000	462,133
4.00%, 7/23/25	325,000	324,209
4.875%, 11/1/22	260,000	269,857
5.45% to 7/15/19 (5)(6)	100,000	101,438
National Australia Bank Ltd., 3.625%, 6/20/23	275,000	274,683
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19 (3)	215,000	216,075
Springleaf Finance Corp.:
6.875%, 3/15/25	70,000	69,650
7.125%, 3/15/26	43,000	42,892
Synchrony Financial:
3.00%, 8/15/19	557,000	556,053
3.584%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (4)	90,000	90,865
3.95%, 12/1/27	390,000	360,331
Synovus Financial Corp., 3.125%, 11/1/22	156,000	149,175
Toronto-Dominion Bank (The), 1.85%, 9/11/20	500,000	487,072
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (3)	31,000	32,201
		27,889,737

Government - 0.3%
International Bank for Reconstruction & Development, 1.005%, 10/1/18	300,000	299,211
International Finance Corp., 2.00%, 10/24/22	600,000	579,232
		878,443

Industrial - 0.8%
Carlisle Cos., Inc., 3.50%, 12/1/24	164,000	158,451
Jabil, Inc., 4.70%, 9/15/22	215,000	221,686
Johnson Controls International plc, 4.625%, 7/2/44	225,000	223,634

12 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Owens Corning:
3.40%, 8/15/26	100,000	91,307
4.30%, 7/15/47	50,000	41,273
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (3)	375,000	369,832
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 5.75%, 10/15/20	77,529	77,916
SBA Tower Trust:
2.877%, 7/10/46 (3)	300,000	291,785
3.722%, 4/9/48 (3)	660,000	655,791
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (3)	260,000	252,258
3.00%, 7/15/22 (3)	233,000	224,831
		2,608,764

Technology - 2.7%
Apple, Inc.:
3.00%, 6/20/27	417,000	396,664
3.25%, 2/23/26	175,000	170,931
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	205,000	207,951
CA, Inc., 4.70%, 3/15/27	500,000	505,547
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (3)	1,310,000	1,313,600
4.42%, 6/15/21 (3)	885,000	898,160
DXC Technology Co.:
2.875%, 3/27/20	319,000	316,837
3.25%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (4)	875,000	875,249
Marvell Technology Group Ltd., 4.20%, 6/22/23	75,000	74,982
Microchip Technology, Inc., 4.333%, 6/1/23 (3)	451,000	452,110
Microsoft Corp.:
2.40%, 8/8/26	285,000	263,829
4.45%, 11/3/45	250,000	269,577
NXP BV / NXP Funding LLC:
3.875%, 9/1/22 (3)	410,000	403,850
4.625%, 6/15/22 (3)	325,000	330,687
4.625%, 6/1/23 (3)	225,000	228,195
Seagate HDD Cayman:
3.75%, 11/15/18	400,000	401,269
4.875%, 3/1/24	235,000	230,626
4.875%, 6/1/27	305,000	283,886
5.75%, 12/1/34	75,000	68,466
Western Digital Corp., 4.75%, 2/15/26	855,000	833,091
		8,525,507

Utilities - 0.6%
American Water Capital Corp., 2.95%, 9/1/27	370,000	348,826
Avangrid, Inc., 3.15%, 12/1/24	957,000	921,480

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 13

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (3)	375,000	361,875
Public Service Co. of Colorado, 3.70%, 6/15/28	258,000	259,421
		1,891,602

Total Corporate Bonds (Cost $59,994,908)		58,741,210

ASSET-BACKED SECURITIES - 8.4%
Automobile - 0.8%
Avis Budget Rental Car Funding AESOP LLC:
Series 2013-2A, Class A, 2.97%, 2/20/20 (3)	1,030,000	1,030,730
Series 2014-1A, Class C, 3.75%, 7/20/20 (3)	215,000	215,614
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (3)	310,000	306,770
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (3)	200,000	199,224
Tesla Auto Lease Trust, Series 2018-A, Class A, 2.32%, 12/20/19 (3)	255,475	254,678
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	550,000	541,778
		2,548,794

Clean Energy - 1.0%
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (3)	129,902	128,461
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (3)	424,024	425,128
Series 2014-1, Class A, 4.59%, 4/20/44 (3)	235,209	234,723
Series 2014-2, Class A, 4.02%, 7/20/44 (3)	526,613	494,067
Series 2014-2, Class B, 5.44%, 7/20/44 (3)	887,287	856,364
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (3)	132,955	134,048
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (3)	359,512	331,026
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (3)	379,913	376,366
		2,980,183

Consumer Loan - 2.8%
Avant Loans Funding Trust, Series 2017-B, Class A, 2.29%, 6/15/20 (3)	128,824	128,709
Citi Held For Asset Issuance:
Series 2015-PM1, Class C, 5.01%, 12/15/21 (3)	114,785	115,262
Series 2015-PM3, Class C, 6.99%, 5/16/22 (3)	106,454	107,623
Series 2016-MF1, Class A, 4.48%, 8/15/22 (3)	457	457
Conn Funding II LP:
Series 2017-A, Class B, 5.11%, 2/15/20 (3)	392,174	394,411
Series 2017-B, Class A, 2.73%, 7/15/20 (3)	182,259	182,238
Series 2017-B, Class B, 4.52%, 11/15/20 (3)	150,000	151,239
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class B, 3.17%, 4/17/23 (3)	61,046	61,040
Series 2017-P1, Class A, 2.42%, 9/15/23 (3)	233,387	232,852
Marlette Funding Trust, Series 2017-1A, Class B, 4.114%, 3/15/24 (3)	100,000	100,614
Murray Hill Marketplace Trust, Series 2016-LC1, Class B, 6.15%, 11/25/22 (3)	15,038	15,051

14 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (3)	485,070	486,720
Series 2015-2A, Class A, 2.57%, 7/18/25 (3)	140,425	140,566
Series 2016-2A, Class A, 4.10%, 3/20/28 (3)	227,639	229,289
Series 2017-1A, Class A1, 2.37%, 9/14/32 (3)	475,000	465,951
Oportun Funding VI LLC:
Series 2017-A, Class A, 3.23%, 6/8/23 (3)	250,000	246,301
Series 2018-B, Class A, 3.91%, 7/8/24 (3)(7)	819,000	818,909
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class A, 2.56%, 6/15/23 (3)	460,677	460,764
Series 2017-1A, Class B, 3.65%, 6/15/23 (3)	140,000	140,454
Series 2017-1A, Class C, 5.80%, 6/15/23 (3)	215,000	218,740
Series 2017-2A, Class A, 2.41%, 9/15/23 (3)	176,592	176,325
Series 2017-2A, Class B, 3.48%, 9/15/23 (3)	145,000	145,014
Series 2017-3A, Class A, 2.36%, 11/15/23 (3)	1,274,522	1,269,750
Series 2017-3A, Class B, 3.36%, 11/15/23 (3)	795,000	790,804
Series 2018-1A, Class A, 3.11%, 6/17/24 (3)	469,983	470,153
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (3)	845,396	843,361
Springleaf Funding Trust:
Series 2015-AA, Class B, 3.62%, 11/15/24 (3)	300,000	299,584
Series 2016-AA, Class A, 2.90%, 11/15/29 (3)	140,000	139,316
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (3)	165,000	164,180
		8,995,677

Equipment - 0.1%
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (3)	245,000	243,873

Other - 2.0%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (3)	656,437	664,502
Colony Starwood Homes Trust:
Series 2016-1A, Class C, 4.735%, (1 mo. USD LIBOR + 2.65%), 7/17/33 (3)(4)	150,000	150,729
Series 2016-1A, Class D, 5.185%, (1 mo. USD LIBOR + 3.10%), 7/17/33 (3)(4)	151,000	151,756
GMAT Trust, Series 2015-1A, Class A1, 4.25% to 9/25/18, 9/25/20 (3)(8)	87,449	88,346
Hardee's Funding LLC, Series 2018-1A, Class AI, 4.25%, 6/20/48 (3)	250,000	250,973
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (3)	25,000	24,946
Invitation Homes Trust:
Series 2015-SFR3, Class D, 4.823%, (1 mo. USD LIBOR + 2.75%), 8/17/32 (3)(4)	200,000	200,550
Series 2017-SFR2, Class C, 3.535%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (3)(4)	116,000	116,677
Series 2018-SFR2, Class A, 2.973%, (1 mo. USD LIBOR + 0.90%), 6/17/37 (3)(4)	946,852	948,175
Series 2018-SFR2, Class D, 3.523%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (3)(4)	155,000	155,125
Series 2018-SFR3, Class A, 3.00%, (1 mo. USD LIBOR + 1.00%), 7/17/37 (3)(4)	430,000	431,420
Series 2018-SFR3, Class D, 3.65%, (1 mo. USD LIBOR + 1.65%), 7/17/37 (3)(4)	150,000	150,403
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, 10/15/20 (3)	765,000	764,408
Progress Residential Trust:
Series 2016-SFR1, Class B, 4.085%, (1 mo. USD LIBOR + 2.00%), 9/17/33 (3)(4)	260,000	260,623
Series 2016-SFR1, Class C, 4.585%, (1 mo. USD LIBOR + 2.50%), 9/17/33 (3)(4)	175,000	175,593

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 15

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Series 2016-SFR1, Class E, 5.935%, (1 mo. USD LIBOR + 3.85%), 9/17/33 (3)(4)	300,000	303,957
Series 2016-SFR2, Class E, 5.635%, (1 mo. USD LIBOR + 3.55%), 1/17/34 (3)(4)	140,000	142,537
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	809,146	787,828
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (3)	337,870	338,282
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (3)	300,000	296,476
		6,403,306

Railcar - 0.3%
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (3)	78,297	77,834
Series 2014-1A, Class B1, 4.406%, 4/19/44 (3)	350,000	349,002
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (3)	381,382	378,402
		805,238

Student Loan - 0.1%
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (3)	179,708	177,787
Social Professional Loan Program LLC:
Series 2014-B, Class A1, 3.341%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (3)(4)	46,580	47,079
Series 2014-B, Class A2, 2.55%, 8/27/29 (3)	109,208	108,324
		333,190

Timeshare - 0.1%
Sierra Timeshare Receivables Funding LLC:
Series 2013-3A, Class B, 2.70%, 10/20/30 (3)	32,013	31,981
Series 2014-2A, Class B, 2.40%, 6/20/31 (3)	320,884	319,834
Series 2014-3A, Class B, 2.80%, 10/20/31 (3)	47,590	47,375
		399,190

Whole Business - 1.2%
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (3)	311,850	316,772
DB Master Finance LLC:
Series 2015-1A, Class A2II, 3.98%, 2/20/45 (3)	288,315	289,414
Series 2017-1A, Class A2I, 3.629%, 11/20/47 (3)	49,750	48,917
Series 2017-1A, Class A2II, 4.03%, 11/20/47 (3)	84,575	84,012
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (3)	365,625	378,187
Series 2016-1A, Class A2, 6.125%, 7/20/46 (3)	147,375	154,545
Series 2018-1A, Class A2, 4.739%, 4/20/48 (3)	29,000	29,251
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (3)	292,050	292,603
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (3)	178,200	183,330
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 (3)	856,950	859,576
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (3)	1,210,763	1,227,011
		3,863,618

Total Asset-Backed Securities (Cost $26,759,857)		26,573,069

16 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 4.7%
U.S. Treasury Bonds:
2.75%, 8/15/47	6,020,000	5,739,929
2.75%, 11/15/47	265,000	252,645
U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28 (9)	4,456,709	4,871,352
U.S. Treasury Notes:
1.25%, 12/31/18	2,100,000	2,090,738
1.625%, 6/30/19	2,150,000	2,134,638

Total U.S. Treasury Obligations (Cost $15,421,718)		15,089,302

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 1.8%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.391%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (3)(4)	278,045	282,328
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series W5FX, Class AFX, 3.214%, 4/25/28	191,667	188,531
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 5.341%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (4)	493,000	558,564
Series 2015-HQA2, Class M2, 4.891%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (4)	216,904	223,318
Series 2016-DNA2, Class M2, 4.291%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (4)	207,664	210,417
Series 2018-DNA1, Class M1, 2.541%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (4)	290,501	290,019
Series 2018-DNA2, Class B1, 5.757%, (1 mo. USD LIBOR + 3.70%), 12/25/30 (3)(4)	35,000	34,496
Series 2018-HQA1, Class M2, 4.391%, (1 mo. USD LIBOR + 2.30%), 9/25/30 (4)	155,000	154,289
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.341%, (1 mo. USD LIBOR + 5.25%), 10/25/23 (4)	525,000	606,231
Series 2014-C02, Class 1M2, 4.691%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (4)	300,000	319,811
Series 2014-C02, Class 2M2, 4.691%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (4)	236,245	250,891
Series 2014-C03, Class 1M2, 5.091%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (4)	450,833	484,739
Series 2014-C03, Class 2M2, 4.991%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (4)	413,903	441,338
Series 2014-C04, Class 1M2, 6.991%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (4)	110,466	126,919
Series 2016-C06, Class 1M2, 6.341%, (1 mo. USD LIBOR + 4.25%), 4/25/29 (4)	200,000	227,691
Series 2017-C05, Class 1M1, 2.641%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (4)	380,456	381,536
Series 2017-C05, Class 1M2, 4.291%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (4)	200,000	203,506
Series 2017-C06, Class 1M2, 4.741%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (4)	320,000	330,859
Series 2018-C03, Class 1B1, 5.841%, (1 mo. USD LIBOR + 3.75%), 10/25/30 (4)	80,000	78,565
Series 2018-C03, Class 1M1, 2.771%, (1 mo. USD LIBOR + 0.68%), 10/25/30 (4)	115,384	115,681
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	274,839	264,742

Total Collateralized Mortgage-Backed Obligations (Cost $5,588,309)		5,774,471

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 5.473%, (1 mo. USD LIBOR + 3.40%), 9/15/27 (3)(4)	300,000	299,662
CLNS Trust, Series 2017-IKPR, Class B, 3.046%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (3)(4)	600,000	599,992
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (3)	10,982	10,922
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (3)	300,000	295,894
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (3)	100,000	98,375

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 17

	PRINCIPAL AMOUNT ($)	VALUE ($)
COMMERCIAL MORTGAGE-BACKED SECURITIES - CONT’D
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 2.773%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (3)(4)	500,000	499,696
Motel 6 Trust:
Series 2017-MTL6, Class C, 3.473%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (3)(4)	371,518	372,264
Series 2017-MTL6, Class D, 4.223%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (3)(4)	229,754	230,654
Series 2017-MTL6, Class E, 5.323%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (3)(4)	81,147	81,962
RETL Trust:
Series 2018-RVP, Class A, 3.173%, (1 mo. USD LIBOR + 1.10%), 3/15/33 (3)(4)	734,522	738,493
Series 2018-RVP, Class C, 4.123%, (1 mo. USD LIBOR + 2.05%), 3/15/33 (3)(4)	75,336	75,937
TRU Trust, Series 2016-TOYS, Class A, 4.323%, (1 mo. USD LIBOR + 2.25%), 11/15/30 (3)(4)	217,797	216,197
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31 (3)	450,000	418,761

Total Commercial Mortgage-Backed Securities (Cost $3,970,479)		3,938,809

TAXABLE MUNICIPAL OBLIGATIONS - 0.8%
General Obligations - 0.5%
Los Angeles California Unified School District, 5.75%, 7/1/34 (10)	450,000	546,719
Massachusetts, Green Bonds, 3.277%, 6/1/46	435,000	401,135
New York City, 5.206%, 10/1/31 (10)	470,000	536,806
		1,484,660

Special Tax Revenue - 0.3%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (10)	300,000	336,993
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (10)	600,000	714,384
		1,051,377

Water and Sewer - 0.0% (11)
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	130,000	143,980
		143,980

Total Taxable Municipal Obligations (Cost $2,708,702)		2,680,017

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.7%
Federal National Mortgage Association:
2.65%, 6/1/26	338,433	326,370
2.68%, 7/1/26	350,000	335,938
2.878%, 2/25/27(12)	311,808	303,925
3.037%, 9/25/27(12)	675,000	650,238
3.144%, 3/25/28(12)	330,000	319,876
3.325%, 6/25/28(12)	159,231	158,266

Total U.S. Government Agency Mortgage-Backed Securities (Cost $2,173,303)		2,094,613

18 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
SOVEREIGN GOVERNMENT BONDS - 0.2%
Nacional Financiera SNC, 3.375%, 11/5/20 (3)	490,000	488,775

Total Sovereign Government Bonds (Cost $489,573)		488,775

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
Overseas Private Investment Corp., 3.22%, 9/15/29	437,800	427,035

Total U.S. Government Agencies and Instrumentalities (Cost $437,800)		427,035

FLOATING RATE LOANS (13) - 0.8%
Communications - 0.1%
UPC Financing Partnership, Term Loan, 4.573%, (1 mo. USD LIBOR + 2.50%), 1/15/26	230,000	227,786
Ziggo Secured Finance Partnership, Term Loan, 4.573%, (1 mo. USD LIBOR + 2.50%), 4/15/25	230,000	227,916
		455,702

Consumer, Cyclical - 0.1%
DTZ U.S. Borrower, LLC, Term Loan, 11/4/21 (14)	290,000	290,000

Consumer, Non-cyclical - 0.3%
Albertsons, LLC, Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 8/25/21	229,421	227,359
Change Healthcare Holdings, LLC, Term Loan, 3/1/24 (14)	260,000	259,464
Jaguar Holding Company II, Term Loan, 4.594%, (1 mo. USD LIBOR + 2.50%), 8/18/22	438,869	436,766
		923,589

Financial - 0.1%
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (1)(15)(16)(17)	385,345	6,078
Avolon TLB Borrower 1 (US), LLC, Term Loan, 1/15/25 (14)	420,000	415,611
		421,689

Technology - 0.2%
Infor (US), Inc., Term Loan, 2/1/22 (14)	450,000	448,481
MA FinanceCo., LLC, Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 6/21/24	19,347	19,232
Seattle Spinco, Inc., Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 6/21/24	130,653	130,545
		598,258

Total Floating Rate Loans (Cost $3,083,212)		2,689,238

COMMERCIAL PAPER - 0.2%
AT&T, Inc., 3.135%, 5/28/19 (3)	600,000	583,233

Total Commercial Paper (Cost $583,450)		583,233

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 19

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 2.7%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	8,619,887	8,619,887

Total Time Deposit (Cost $8,619,887)		8,619,887

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio	512,978	512,978

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $512,978)		512,978
TOTAL INVESTMENTS (Cost $304,224,357) - 102.3%		325,689,404
Other assets and liabilities, net - (2.3%)		(7,260,569)
NET ASSETS - 100.0%		318,428,835

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $4,378,264.
(3) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $40,260,227, which represents 12.6% of the net assets of the Fund as of June 30, 2018.

(4) Variable rate security. The stated interest rate represents the rate in effect at June 30, 2018.
(5) Security converts to floating rate after the indicated fixed-rate coupon period.
(6) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7) When-issued security.
(8) Multi-step coupon security. The interest rate disclosed is that which is in effect on June 30, 2018.
(9) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(10) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(11) Amount is less than 0.05%.
(12) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2018.
(13) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate in effect at June 30, 2018. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(14) This floating rate loan will settle after June 30, 2018, at which time the interest rate will be determined.
(15) Restricted security. Total market value of restricted securities amounts to $6,078, which represents less than 0.05% of the net assets of the Fund as of June 30, 2018.
(16) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(17) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
ADR:	American Depositary Receipt
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

20 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	26	Sep-18	$5,507,531	($1,637)
U.S. 5-Year Treasury Note	23	Sep-18	2,613,195	4,329
U.S. Ultra-Long Treasury Bond	24	Sep-18	3,829,500	23,220
Total Long				$25,912
Short:
U.S. Long Treasury Bond	(6)	Sep-18	($870,000)	($13,047)
U.S. Ultra 10-Year Treasury Note	(29)	Sep-18	(3,718,797)	(25,174)
Total Short				($38,221)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345
See notes to financial statements.

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CALVERT VP SRI BALANCED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $304,224,357) - including $4,378,264 of securities on loan	$325,689,404
Cash denominated in foreign currency, at value (cost $5,972)	6,021
Receivable for investments sold	1,053,887
Receivable for capital shares sold	32,407
Dividends and interest receivable	1,047,107
Securities lending income receivable	951
Tax reclaims receivable	6,790
Deposits at broker for futures contracts	70,794
Directors' deferred compensation plan	50,630
Other assets	3,588
Total assets	327,961,579

LIABILITIES
Payable for variation margin on open futures contracts	1,258
Due to custodian	57,088
Payable for investments purchased	7,585,408
Payable for when-issued securities	818,909
Payable for capital shares redeemed	135,708
Deposits for securities loaned	512,978
Payable to affiliates:
Investment advisory fee	108,192
Administrative fee	31,666
Distribution and service fees	293
Directors' deferred compensation plan	50,630
Other	956
Accrued expenses	229,658
Total liabilities	9,532,744
NET ASSETS	$318,428,835

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(1,000,000,000 shares of $0.01 par value authorized)	$253,807,369
Accumulated undistributed net investment income	8,245,579
Accumulated undistributed net realized gain	34,923,110
Net unrealized appreciation	21,452,777
Total	$318,428,835

NET ASSET VALUE PER SHARE
Class I (based on net assets of $316,845,672 and 140,359,353 shares outstanding)	$2.26
Class F (based on net assets of $1,583,163 and 697,452 shares outstanding)	$2.27
See notes to financial statements.

22 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP SRI BALANCED PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $24,743)	$1,696,937
Interest income (net of foreign taxes withheld of $30)	2,054,731
Securities lending income, net	11,988
Total investment income	3,763,656

EXPENSES
Investment advisory fee	658,646
Administrative fee	192,774
Distribution and service fees:
Class F	1,892
Directors' fees and expenses	8,617
Custodian fees	51,111
Transfer agency fees and expenses	131,558
Accounting fees	34,314
Professional fees	26,599
Reports to shareholders	11,060
Miscellaneous	17,039
Total expenses	1,133,610
Waiver and/or reimbursement of expenses by affiliate	(1,340)
Reimbursement of expenses-other	(3,197)
Net expenses	1,129,073
Net investment income	2,634,583

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	5,792,077
Futures contracts	40,022
Foreign currency transactions	(54)
5,832,045

Net change in unrealized appreciation (depreciation) on:
Investment securities	(4,258,282)
Futures contracts	(11,810)
Foreign currency	51
(4,270,041)

Net realized and unrealized gain	1,562,004

Net increase in net assets resulting from operations	$4,196,587
See notes to financial statements.

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CALVERT VP SRI BALANCED PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$2,634,583	$5,681,841
Net realized gain	5,832,045	29,119,288
Net change in unrealized appreciation (depreciation)	(4,270,041)	2,303,814
Net increase in net assets resulting from operations	4,196,587	37,104,943

Distributions to shareholders from:
Net investment income:
Class I shares	—	(6,523,520)
Class F shares	—	(29,370)
Net realized gain:
Class I shares	—	(3,319,940)
Class F shares	—	(14,947)
Total distributions to shareholders	—	(9,887,777)

Capital share transactions:
Class I shares	(16,399,433)	(23,725,156)
Class F shares	31,508	882,066
Net decrease in net assets from capital share transactions	(16,367,925)	(22,843,090)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,171,338)	4,374,076

NET ASSETS
Beginning of period	330,600,173	326,226,097
End of period (including accumulated undistributed net investment income of $8,245,579 and $5,610,996, respectively)	$318,428,835	$330,600,173
See notes to financial statements.

24 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP SRI BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (1) (Unaudited)		Year Ended December 31,
CLASS I SHARES			2017 (1)	2016 (1)	2015 (1)		2014 (1)	2013
Net asset value, beginning	$2.23		$2.05	$2.00	$2.05		$2.04	$1.91
Income from investment operations:
Net investment income	0.02		0.04	0.04	0.04		0.03	0.02
Net realized and unrealized gain (loss)	0.01		0.20	0.11	(0.08)		0.16	0.32
Total from investment operations	0.03		0.24	0.15	(0.04)		0.19	0.34
Distributions from:
Net investment income	—		(0.04)	(0.04)	—	(2)	(0.03)	(0.02)
Net realized gain	—		(0.02)	(0.06)	(0.01)		(0.15)	(0.19)
Total distributions	—		(0.06)	(0.10)	(0.01)		(0.18)	(0.21)
Total increase (decrease) in net asset value	0.03		0.18	0.05	(0.05)		0.01	0.13
Net asset value, ending	$2.26		$2.23	$2.05	$2.00		$2.05	$2.04
Total return (3)	1.35%	(4)	12.16%	7.58%	(1.90%)		9.60%	18.00%
Ratios to average net assets: (5)
Total expenses	0.70%	(6)	0.69%	0.75%	0.85%		0.86%	0.90%
Net expenses	0.70%	(6)	0.68%	0.70%	0.84%		0.86%	0.90%
Net investment income	1.64%	(6)	1.73%	2.06%	1.73%		1.58%	1.07%
Portfolio turnover	37%	(4)	132%	129%	90%		97%	161%
Net assets, ending (in thousands)	$316,846		$329,060	$325,638	$323,676		$354,585	$339,494

(1) Net investment income per share is calculated using the Average Shares Method.
(2) Amount is less than $0.005.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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CALVERT VP SRI BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (1) (Unaudited)		Year Ended December 31,				Period Ended December 31,
CLASS F SHARES			2017 (1)	2016 (1)	2015 (1)	2014 (1)	2013 (2)
Net asset value, beginning	$2.24		$2.08	$2.03	$2.09	$2.06	$2.22
Income from investment operations:
Net investment income	0.01		0.03	0.03	0.03	0.03	0.01
Net realized and unrealized gain (loss)	0.02		0.19	0.12	(0.08)	0.16	0.02
Total from investment operations	0.03		0.22	0.15	(0.05)	0.19	0.03
Distributions from:
Net investment income	—		(0.04)	(0.04)	—	(0.01)	—	(3)
Net realized gain	—		(0.02)	(0.06)	(0.01)	(0.15)	(0.19)
Total distributions	—		(0.06)	(0.10)	(0.01)	(0.16)	(0.19)
Total increase (decrease) in net asset value	0.03		0.16	0.05	(0.06)	0.03	(0.16)
Net asset value, ending	$2.27		$2.24	$2.08	$2.03	$2.09	$2.06
Total return (4)	1.34%	(5)	11.01%	7.14%	(2.46%)	9.18%	1.31%	(5)
Ratios to average net assets: (6)
Total expenses	0.95%	(7)	1.40%	1.40%	1.74%	14.91%	1.15%	(7)
Net expenses	0.95%	(7)	1.08%	1.10%	1.15%	1.15%	1.15%	(7)
Net investment income	1.38%	(7)	1.30%	1.65%	1.49%	1.36%	0.99%	(7)
Portfolio turnover	37%	(5)	132%	129%	90%	97%	161%	(5)
Net assets, ending (in thousands)	$1,583		$1,540	$588	$324	$35	$2

(1) Net investment income per share is calculated using the Average Shares Method.
(2) From October 18, 2013 inception.
(3) Amount is less than $0.005.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Annualized.
See notes to financial statements.

26 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP SRI Balanced Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased

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with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

28 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$197,476,767	(2)	$—	$—	$197,476,767
Corporate Bonds	—		58,741,210	—	58,741,210
Asset-Backed Securities	—		26,573,069	—	26,573,069
U.S. Treasury Obligations	—		15,089,302	—	15,089,302
Collateralized Mortgage-Backed Obligations	—		5,774,471	—	5,774,471
Commercial Mortgage-Backed Securities	—		3,938,809	—	3,938,809
Taxable Municipal Obligations	—		2,680,017	—	2,680,017
U.S. Government Agency Mortgage-Backed Securities	—		2,094,613	—	2,094,613
Sovereign Government Bonds	—		488,775	—	488,775
U.S. Government Agencies and Instrumentalities	—		427,035	—	427,035
Floating Rate Loans	—		2,683,160	6,078	2,689,238
Commercial Paper	—		583,233	—	583,233
Time Deposit	—		8,619,887	—	8,619,887
Short Term Investment of Cash Collateral for Securities Loaned	512,978		—	—	512,978
Total Investments	$197,989,745		$127,693,581	$6,078	$325,689,404
Futures Contracts(3)	$27,549		$—	$—	$27,549
Total	$198,017,294		$127,693,581	$6,078	$325,716,953

Liabilities
Futures Contracts(3)	$(39,858)		$—	$—	$(39,858)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(3) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund earns certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the

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event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Floating Rate Loans: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
F. Unfunded Loan Commitments: The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Schedule of Investments.
G. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
H. Options Contracts: Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. The Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
I. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.

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J. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
K. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
L. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
M. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
N. When-Issued Securities and Delayed Delivery Transactions: The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
O. Interim Financial Statements: The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of the Fund’s average daily net assets: 0.41% on the first $500 million, 0.36% on the next $500 million, and 0.325% on the excess of $1 billion. For the six months ended June 30, 2018 the investment advisory fee amounted to $658,646 or 0.41% of the Fund's average daily net assets.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.70% and 1.07% of the Fund's average daily net assets for Class I and Class F, respectively. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the six months ended June 30, 2018, CRM waived or reimbursed expenses of $1,340.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2018, CRM was paid administrative fees of $192,774.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2018 amounted to $1,892 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $270 and are included in transfer agency fees and expenses on the Statement of Operations.

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During the six months ended June 30, 2018, CRM reimbursed the Fund $1,294 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2018, the Fund’s allocated portion of such expense and reimbursement was $3,197, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2018, expenses incurred under the Servicing Plan amounted to $130,676 and are included in transfer agency fees and expenses on the Statement of Operations.
NOTE 4 — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended June 30, 2018, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities and paydowns, were $107,914,243 and $117,594,987, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $10,377,278 and $14,154,996, respectively.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$304,492,298
Gross unrealized appreciation	$27,340,168
Gross unrealized depreciation	(6,155,371)
Net unrealized appreciation (depreciation)	$21,184,797
NOTE 5 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2018 is included in the Schedule of Investments. During the six months ended June 30, 2018, the Fund used futures contracts and options contracts to hedge against fluctuations in interest rates.
At June 30, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities
Futures contracts	Net unrealized appreciation	$27,549	*	($39,858)	*
* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2018 was as follows:

Statement of Operations Caption	Interest rate
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	$99,335
Futures contracts	40,022
Total	$139,357

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	$8,385
Futures contracts	(11,810)
Total	($3,425)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2018 was approximately $9,220,000 and $3,365,000, respectively. The average number of purchased options contracts outstanding during the six months ended June 30, 2018 was 61 contracts.
NOTE 6 — OVERDRAFT ADVANCES
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSB) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSB at the current rate of interest charged by SSB for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSB. SSB has a lien on the Fund's assets to the extent of any overdraft. At June 30, 2018, the Fund had a payment due to SSB pursuant to the foregoing arrangement of $57,088. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2018. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2018. The Fund’s average overdraft advances during the six months ended June 30, 2018 were not significant.
NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with SSB, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2018, the total value of securities on loan, including accrued interest, was $4,378,264 and the total value of collateral received was $4,421,590, comprised of cash of $512,978 and U.S. Government and/or agencies securities of $3,908,612.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

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	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,859,857	$—	$—	$—	$3,859,857
Corporate Bonds	561,733	—	—	—	561,733
Total	$4,421,590	$—	$—	$—	$4,421,590
The carrying amount of the liability for deposits for securities loaned at June 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2018.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at June 30, 2018. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2018.
On August 7, 2018, the Fund renewed its line of credit agreement through August 6, 2019. Under the terms of the renewed line of credit agreement, the committed amount was increased to $62.5 million, the commitment fee on the unused portion of the committed amount was changed to 0.20% per annum, the interest rate spread was changed to 1.00% per annum, and the uncommitted amount was discontinued.
NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2018 and the year ended December 31, 2017 were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I
Shares sold	2,348,159	$5,262,528	5,007,377	$10,752,146
Reinvestment of distributions	—	—	4,578,354	9,843,460
Shares redeemed	(9,661,879)	(21,661,961)	(20,565,450)	(44,320,762)
Net decrease	(7,313,720)	($16,399,433)	(10,979,719)	($23,725,156)

Class F
Shares sold	188,887	$427,648	451,158	$988,357
Reinvestment of distributions	—	—	20,423	44,317
Shares redeemed	(177,523)	(396,140)	(68,873)	(150,608)
Net increase	11,364	$31,508	402,708	$882,066
At June 30, 2018, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 75.9%.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at such underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more affiliated underlying funds, the Board considered similar information about such underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP SRI Balanced Portfolio (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s performance universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund underperformed the median of its performance universe and Lipper benchmark index for the one-, three- and five-year periods ended September 30, 2017. The Board took into account management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its performance universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory fee and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers of Calvert VP SRI Balanced Portfolio

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert VP SRI Balanced Portfolio

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT VP SRI BALANCED PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24218 6.30.18

Calvert VP SRI Mid Cap Portfolio
Semiannual Report June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

TABLE OF CONTENTS

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
19	Board of Directors' Contract Approval
22	Officers and Directors
23	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Charles B. Gaffney of Calvert Research and Management

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	07/16/1991	07/16/1991	5.19%	11.79%	8.96%	8.18%

Russell Midcap® Index	—	—	2.35%	12.33%	12.21%	10.22%

% Total Annual Operating Expense Ratios[3]
Gross						1.04%
Net						0.99

Fund Profile

SECTOR ALLOCATION (% of total investments)		TEN LARGEST HOLDINGS (% of net assets)[4]

Information Technology	16.8%	Extra Space Storage, Inc.	2.1%
Financials	14.7%	Ball Corp.	2.1%
Consumer Discretionary	12.7%	National Retail Properties, Inc.	2.0%
Industrials	12.7%	AvalonBay Communities, Inc.	1.8%
Health Care	10.8%	CMS Energy Corp.	1.7%
Real Estate	9.0%	Fiserv, Inc.	1.7%
Materials	6.3%	VF Corp.	1.6%
Consumer Staples	5.8%	GoDaddy, Inc., Class A	1.6%
Utilities	5.8%	First American Financial Corp.	1.5%
Energy	3.8%	Twitter, Inc.	1.5%
Time Deposit	1.6%	Total	17.6%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/18)	ENDING ACCOUNT VALUE (6/30/18)	EXPENSES PAID DURING PERIOD* (1/1/18 - 6/30/18)	ANNUALIZED EXPENSE RATIO
Actual
	$1,000.00	$1,051.90	$5.04**	0.99%
Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,019.89	$4.96**	0.99%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. Expenses shown do not include insurance-related charges.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP SRI MID CAP PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 100.1%
Aerospace & Defense - 2.2%
CAE, Inc.	19,900	413,395
Hexcel Corp.	6,485	430,474
		843,869

Auto Components - 2.6%
Aptiv plc	5,818	533,103
Delphi Technologies plc	10,039	456,373
		989,476

Banks - 4.4%
Bank of the Ozarks, Inc.	8,540	384,642
First Republic Bank	4,747	459,462
KeyCorp	25,409	496,492
Sterling Bancorp	15,900	373,650
		1,714,246

Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (1)	1,224	151,960
Ligand Pharmaceuticals, Inc. (1)(2)	1,000	207,170
Vertex Pharmaceuticals, Inc. (1)	900	152,964
		512,094

Capital Markets - 2.2%
E*Trade Financial Corp. (1)	7,603	465,000
Raymond James Financial, Inc.	4,400	393,140
		858,140

Chemicals - 2.0%
Ecolab, Inc.	2,650	371,875
Sherwin-Williams Co. (The)	1,000	407,570
		779,445

Commercial Services & Supplies - 3.6%
Deluxe Corp.	6,900	456,849
Multi-Color Corp.	6,800	439,620
Republic Services, Inc.	7,100	485,356
		1,381,825

Consumer Finance - 2.5%
Ally Financial, Inc.	16,600	436,082
Discover Financial Services	1,900	133,779
OneMain Holdings, Inc. (1)	12,100	402,809
		972,670

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Containers & Packaging - 3.3%
Ball Corp. (2)	22,952	815,943
WestRock Co.	7,887	449,717
		1,265,660

Diversified Consumer Services - 4.0%
Bright Horizons Family Solutions, Inc. (1)	4,317	442,579
Grand Canyon Education, Inc. (1)	4,900	546,889
ServiceMaster Global Holdings, Inc. (1)	9,584	569,960
		1,559,428

Electric Utilities - 1.3%
Xcel Energy, Inc.	11,000	502,480

Electrical Equipment - 1.3%
AMETEK, Inc.	7,111	513,130

Electronic Equipment, Instruments & Components - 3.5%
CDW Corp.	5,000	403,950
Dolby Laboratories, Inc., Class A	8,010	494,137
FLIR Systems, Inc.	8,800	457,336
		1,355,423

Energy Equipment & Services - 3.9%
Core Laboratories NV	4,400	555,324
Oceaneering International, Inc.	17,317	440,891
TechnipFMC plc	9,774	310,227
US Silica Holdings, Inc. (2)	7,800	200,382
		1,506,824

Equity Real Estate Investment Trusts (REITs) - 9.2%
AvalonBay Communities, Inc.	4,086	702,343
DCT Industrial Trust, Inc.	3,500	233,555
Equity Residential	8,002	509,647
Extra Space Storage, Inc.	8,292	827,624
Mid-America Apartment Communities, Inc.	4,900	493,283
National Retail Properties, Inc.	17,876	785,829
		3,552,281

Food & Staples Retailing - 1.1%
Performance Food Group Co. (1)	11,700	429,390

Food Products - 2.6%
Conagra Brands, Inc.	13,000	464,490
McCormick & Co., Inc. (2)	4,500	522,405
		986,895

6 www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (1)	13,550	443,085
Teleflex, Inc.	1,701	456,225
		899,310

Health Care Providers & Services - 3.4%
Amedisys, Inc. (1)	4,100	350,386
Chemed Corp.	1,300	418,353
Envision Healthcare Corp. (1)(2)	5,300	233,253
Humana, Inc.	1,053	313,404
		1,315,396

Health Care Technology - 1.3%
Cotiviti Holdings, Inc. (1)	11,400	503,082

Hotels, Restaurants & Leisure - 1.0%
Texas Roadhouse, Inc.	6,100	399,611

Household Products - 2.2%
Central Garden & Pet Co., Class A (1)	12,800	518,016
Clorox Co. (The) (2)	2,500	338,125
		856,141

Independent Power and Renewable Electricity Producers - 1.4%
NextEra Energy Partners LP	11,700	546,039

Insurance - 4.8%
Alleghany Corp.	751	431,802
American Financial Group, Inc.	4,317	463,344
First American Financial Corp.	11,265	582,626
RLI Corp.	5,900	390,521
		1,868,293

Internet Software & Services - 3.0%
GoDaddy, Inc., Class A (1)	8,500	600,100
Twitter, Inc. (1)	13,100	572,077
		1,172,177

IT Services - 4.4%
Amdocs Ltd.	7,062	467,434
First Data Corp., Class A (1)	20,600	431,158
Fiserv, Inc. (1)	8,750	648,287
GreenSky, Inc. Class A (1)	7,867	166,387
		1,713,266

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	3,300	204,072

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Machinery - 4.7%
Dover Corp.	3,800	278,160
Fortive Corp.	6,866	529,437
ITT, Inc.	8,400	439,068
Parker-Hannifin Corp.	3,600	561,060
		1,807,725

Metals & Mining - 1.1%
Reliance Steel & Aluminum Co.	4,774	417,916

Multi-Utilities - 3.2%
CMS Energy Corp.	13,818	653,315
Sempra Energy	4,864	564,759
		1,218,074

Pharmaceuticals - 2.2%
Jazz Pharmaceuticals plc (1)	2,330	401,459
Zoetis, Inc.	5,078	432,595
		834,054

Road & Rail - 1.2%
Kansas City Southern	4,200	445,032

Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (1)(2)	20,796	311,732
Analog Devices, Inc.	4,850	465,212
Lam Research Corp.	800	138,280
Microchip Technology, Inc.	1,300	118,235
Skyworks Solutions, Inc.	1,100	106,315
		1,139,774

Software - 2.1%
Blackbaud, Inc.	4,027	412,566
RealPage, Inc. (1)	7,200	396,720
		809,286

Specialty Retail - 1.3%
Ulta Beauty, Inc. (1)	2,200	513,612

Technology Hardware, Storage & Peripherals - 1.1%
HP, Inc.	19,000	431,110

Textiles, Apparel & Luxury Goods - 4.0%
Carter's, Inc.	4,100	444,399
Tapestry, Inc.	10,300	481,113
VF Corp.	7,600	619,552
		1,545,064

8 www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (1)	35,200	377,344

Total Common Stocks (Cost $34,435,229)		38,739,654

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 1.6%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	614,290	614,290

Total Time Deposit (Cost $614,290)		614,290

TOTAL INVESTMENTS (Cost $35,049,519) - 101.7%		39,353,944
Other assets and liabilities, net - (1.7%)		(646,178)
NET ASSETS - 100.0%		38,707,766

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $1,814,239.
See notes to financial statements.

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CALVERT VP SRI MID CAP PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $35,049,519) - including $1,814,239 of securities on loan	$39,353,944
Cash denominated in foreign currency, at value (cost $1,206)	1,216
Receivable for investments sold	29,170
Receivable for capital shares sold	33
Dividends and interest receivable	41,305
Securities lending income receivable	229
Receivable from affiliate	747
Directors' deferred compensation plan	6,367
Other assets	448
Total assets	39,433,459

LIABILITIES
Payable for investments purchased	533,269
Payable for capital shares redeemed	129,797
Payable to affiliates:
Investment advisory fee	21,421
Administrative fee	3,955
Directors' deferred compensation plan	6,367
Accrued expenses	30,884
Total liabilities	725,693
NET ASSETS	$38,707,766

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(1,000,000,000 shares of $0.01 par value authorized)	$28,507,625
Accumulated undistributed net investment income	296,998
Accumulated undistributed net realized gain	5,598,710
Net unrealized appreciation	4,304,433
Total	$38,707,766

NET ASSET VALUE PER SHARE (based on net assets of $38,707,766 and 1,151,194 shares outstanding)	$33.62
See notes to financial statements.

10 www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP SRI MID CAP PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $1,281)	$290,651
Interest income	260
Securities lending income, net	1,858
Total investment income	292,769

EXPENSES
Investment advisory fee	129,989
Administrative fee	23,998
Directors' fees and expenses	1,056
Custodian fees	4,968
Transfer agency fees and expenses	11,575
Accounting fees	4,394
Professional fees	12,912
Reports to shareholders	4,956
Miscellaneous	6,744
Total expenses	200,592
Waiver and/or reimbursement of expenses by affiliate	(1,412)
Reimbursement of expenses-other	(391)
Net expenses	198,789
Net investment income	93,980

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	1,809,021
Foreign currency transactions	49
1,809,070

Net change in unrealized appreciation (depreciation) on:
Investment securities	181,081
Foreign currency	(403)
180,678

Net realized and unrealized gain	1,989,748

Net increase in net assets resulting from operations	$2,083,728
See notes to financial statements.

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CALVERT VP SRI MID CAP PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$93,980	$207,441
Net realized gain	1,809,070	4,051,885
Net change in unrealized appreciation (depreciation)	180,678	430,045
Net increase in net assets resulting from operations	2,083,728	4,689,371

Distributions to shareholders from:
Net investment income	—	(281,533)
Total distributions to shareholders	—	(281,533)

Net decrease in net assets from capital share transactions	(4,614,956)	(8,641,743)

TOTAL DECREASE IN NET ASSETS	(2,531,228)	(4,233,905)

NET ASSETS
Beginning of period	41,238,994	45,472,899
End of period (including accumulated undistributed net investment income of $296,998 and $203,018, respectively)	$38,707,766	$41,238,994
See notes to financial statements.

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CALVERT VP SRI MID CAP PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (1) (Unaudited)		Year Ended December 31,
			2017 (1)	2016 (1)	2015 (1)	2014	2013
Net asset value, beginning	$31.96		$28.82	$31.01	$33.17	$37.74	$32.66
Income from investment operations:
Net investment income (loss)	0.08		0.15	0.21	(0.02)	(0.02)	(0.12)
Net realized and unrealized gain (loss)	1.58		3.20	2.05	(1.06)	3.15	9.75
Total from investment operations	1.66		3.35	2.26	(1.08)	3.13	9.63
Distributions from:
Net investment income	—		(0.21)	—	—	—	—
Net realized gain	—		—	(4.45)	(1.08)	(7.70)	(4.55)
Total distributions	—		(0.21)	(4.45)	(1.08)	(7.70)	(4.55)
Total increase (decrease) in net asset value	1.66		3.14	(2.19)	(2.16)	(4.57)	5.08
Net asset value, ending	$33.62		$31.96	$28.82	$31.01	$33.17	$37.74
Total return (2)	5.19%	(3)	11.65%	7.27%	(3.31%)	8.09%	29.90%
Ratios to average net assets: (4)
Total expenses	1.00%	(5)	1.04%	1.07%	1.10%	1.16%	1.15%
Net expenses	0.99%	(5)	0.99%	0.99%	1.09%	1.16%	1.15%
Net investment income (loss)	0.47%	(5)	0.49%	0.68%	(0.05%)	(0.06%)	(0.35%)
Portfolio turnover	31%	(3)	159%	170%	94%	91%	69%
Net assets, ending (in thousands)	$38,708		$41,239	$45,473	$49,584	$50,716	$53,780

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP SRI Mid Cap Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy.
Short-Term Securities. Short-term securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

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Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$38,739,654	(1)	$—	$—	$38,739,654
Time Deposit	—		614,290	—	614,290
Total Investments	$38,739,654		$614,290	$—	$39,353,944

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain

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indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H. Interim Financial Statements: The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.65% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the investment advisory fee amounted to $129,989.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.99% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the six months ended June 30, 2018, CRM waived or reimbursed expenses of $1,412.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2018, CRM was paid administrative fees of $23,998.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $111 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2018, the Fund’s allocated portion of such expense and reimbursement was $391, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2018, expenses incurred under the Servicing Plan amounted to $10,244 and are included in transfer agency fees and expenses on the Statement of Operations.

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NOTE 4 — INVESTMENT ACTIVITY
During the six months ended June 30, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $12,349,757 and $16,672,513, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$35,064,883
Gross unrealized appreciation	$5,150,589
Gross unrealized depreciation	(861,528)
Net unrealized appreciation (depreciation)	$4,289,061
NOTE 6 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2018, the total value of securities on loan was $1,814,239 and the total value of collateral received was $1,859,351, comprised of U.S. Government and/or agencies securities.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,859,351	$—	$—	$—	$1,859,351
NOTE 7 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2018.
On August 7, 2018, the Fund renewed its line of credit agreement through August 6, 2019. Under the terms of the renewed line of credit agreement, the committed amount was increased to $62.5 million, the commitment fee on the unused portion of the

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committed amount was changed to 0.20% per annum, the interest rate spread was changed to 1.00% per annum, and the uncommitted amount was discontinued.
NOTE 8— CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2018 and the year ended December 31, 2017 were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	26,068	$855,335	91,974	$2,771,477
Reinvestment of distributions	—	—	9,102	281,533
Shares redeemed	(165,364)	(5,470,291)	(388,532)	(11,694,753)
Net decrease	(139,296)	($4,614,956)	(287,456)	($8,641,743)

At June 30, 2018, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 77.5%.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at such underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more affiliated underlying funds, the Board considered similar information about such underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP SRI Mid Cap Portfolio (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s performance universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund underperformed the median of its performance universe and Lipper benchmark index for the one-, three- and five-year periods ended September 30, 2017. The Board took into account management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its performance universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory fee and administrative fees(after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers of Calvert VP SRI Mid Cap Portfolio

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert VP SRI Mid Cap Portfolio

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 23

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CALVERT VP SRI MID CAP PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24220 6.30.18

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Series, Inc.

By:     /s/ John H. Streur
John H. Streur
President

Date: August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     August 21, 2018

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     August 21, 2018